Income Taxes (Components of Provision for Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Federal
Current	$ 0	$ (4)	$ (1)
Deferred	29	15	(6)
Total	29	11	(7)
Foreign
Current	(62)	(67)	(56)
Deferred	11	1	(20)
Total	(51)	(66)	(76)
State and other
Current	(4)	(2)	(2)
Deferred	0	(2)	(1)
Total	(4)	(4)	(3)
Current	(66)	(73)	(59)
Deferred	40	14	(27)
Total	$ (26)	$ (59)	$ (86)